General and Administrative - Summary of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Selling General And Administrative Expense [Abstract]
Management fees		$ 1,721,830	$ 915,000
Legal fees	$ 9,920,230	5,263,332	36,032
Professional fees	761,240	1,015,413	86,693
Consultancy fees	2,843,442	771,314	68,500
Staff cost	10,631,740	5,185,095	325,598
Directors and committee fees	1,549,429
Insurance	3,883,411
Travelling expenses	324,614	70,237	$ 4,567
IT expenses	155,711
Depreciation for the year	$ 605,424	$ 147,295